Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Loans Issued and Guarantees Granted (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]
Loans issued and guarantees granted
in € m.	Jun 30, 2021	Dec 31, 2020
Loans outstanding, beginning of period	214	228
Net movement in loans during the period	104	(19)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	(192)	5
Loans outstanding, end of period[1]	126	214

Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	130	42

[1] There were no past due loans as of June 30, 2021 and December 31, 2020. For the above loans, the Group held collateral of € 5 million and € 5 million as of June 30, 2021 and December 31, 2020, respectively.

Deposits Received (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]
Deposits received
in € m.	Jun 30, 2021	Dec 31, 2020
Deposits, beginning of period	49	58
Net movement in deposits during the period	1	(8)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	(0)
Deposits, end of period	50	49